STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended									0 Months Ended					12 Months Ended													12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on March 8, 2014	Dec. 31, 2011 Issued on March 8, 2011 and expired on June 9, 2014	Dec. 31, 2011 Issued on March 8, 2010 and expired on September 8, 2015	Dec. 31, 2011 Issued on March 8, 2010 and expired on June 9, 2014	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 23, 2015	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 9, 2015	Dec. 31, 2011 Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2011 Issued on December 30, 2010 and expired on June 9, 2015	Aug. 02, 2011 Common stock	Mar. 08, 2011 Common stock	Dec. 31, 2010 Common stock	Jun. 23, 2010 Common stock	Mar. 08, 2010 Common stock item	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Sep. 30, 2012 Common stock	Dec. 31, 2008 Common stock	Mar. 08, 2011 Common stock Issued on March 8, 2011 and expired on March 8, 2014	Mar. 08, 2011 Common stock Issued on March 8, 2011 and expired on June 9, 2014	Mar. 08, 2010 Common stock Issued on March 8, 2010 and expired on September 8, 2015	Mar. 08, 2010 Common stock Issued on March 8, 2010 and expired on June 9, 2014	Jun. 23, 2010 Common stock Issued on June 23, 2010 and expired on June 23, 2015	Jun. 23, 2010 Common stock Issued on June 23, 2010 and expired on June 9, 2015	Dec. 31, 2010 Common stock Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2010 Common stock Issued on December 30, 2010 and expired on June 9, 2015	Dec. 31, 2011 Class C special stock item	Sep. 30, 2012 Class C special stock	Dec. 31, 2010 Class C special stock	Dec. 31, 2009 Class C special stock	Dec. 31, 2008 Class C special stock	Dec. 31, 2011 Undesignated preferred stock
Stockholders' equity
Common stock, shares authorized																					200,000,000													4,687,684
Common stock, par value (in dollars per share)																					$ 0.0001													$ 0.0001
Preferred stock, shares authorized																																							10,000,000
Preferred stock, par value (in dollars per share)																																							$ 0.0001
Shares issued																		13,565,188				13,565,188	8,877,094	24,422,240	4,507,127										65,211	65,214	65,214	65,214
Shares Outstanding																		13,565,188				13,565,188		24,422,240											65,211	65,214
Number of votes per share, entitled to its holder																																		1
Conversion ratio for conversion of units into common stock (as a percent)																																		100.00%
Exchange price per share (in dollars per share)																																		$ 15.00
Warrants issued (in shares)						140,712	2,359,932									2,700,000					2,666,666
Purchase price (in dollars per share)							$ 1.4725									$ 18.00
Net proceeds from issuance of shares through an underwritten public offering		$ 45,102,584	$ 44,961,137													$ 45,000,000
Registered direct offerings of common shares and warrants																	2,033,247	1,764,706	1,189,061	1,734,104	2,033,247	4,687,871	1,000,000
Shares of common stock issued to institutional investors																	711,636	882,353	594,530	867,052	711,636	882,353	440,000
Purchase price at which shares are issued to institutional investors (in dollars per share)																	$ 12.3678	$ 10.20	$ 12.615	$ 10.38		$ 10.20
Gross proceeds of common stock and warrants																	25,100,000		15,000,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses	$ 3,268,798	$ 23,876,370	$ 23,876,370	$ 48,452,644	$ 11,352,751												$ 23,900,000		$ 14,100,000	$ 17,500,000		$ 16,900,000
Expiration period of warrants issued																	3 years
Exercise price (in dollars per share)								$ 13.50	$ 15.48	$ 12.48	$ 12.96	$ 14.70	$ 15.78	$ 12.00	$ 12.75											$ 13.50	$ 15.48	$ 12.48	$ 12.96	$ 14.70	$ 15.78	$ 12.00	$ 12.75
Placement agent warrants issued (in shares)																	40,665	52,941	35,671	34,682		52,941
Number of institutional investors																				2